Vanguard Long-Term Tax-Exempt Bond ETF Shareholder Fees - Vanguard Long-Term Tax-Exempt Bond ETF - ETF Shares	Oct. 31, 2025 USD ($) [1]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0

[1]	None through Vanguard (Broker fees vary)